INCOME TAX (Schedule of Income Tax Expenses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current	$ 910,231	$ 1,018,143	$ 745,338
Deferred	15,817	162,024	(166,611)
Income tax expenses	$ 926,048	$ 1,180,167	$ 578,727